TEMPLETON FUNDS

500 East Broward Blvd., Suite 2100

Fort Lauderdale, FL

December 23, 2009

VIA EDGAR (CIK 0000225930)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Templeton Funds

File No.: 811-02781

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Templeton Funds ("Company"). This registration statement is being filed to register shares of the Templeton World Fund, a series of the Company, that will be issued to shareholders of Templeton Global Long-Short Fund, a series of Franklin Templeton International Trust (Long-Short Fund), in connection with a transfer of the assets of the Long-Short Fund, pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Long-Short Fund, at a special shareholders' meeting currently scheduled to be held on April 9, 2010.

We undertake to incorporate by reference into a pre-effective amendment the January 1, 2010 prospectus and statement of additional information of Templeton World Fund and the annual report to shareholders for the fiscal year ended October 31, 2009 for the Long-Short Fund, when effective.

The Company has agreed to delay the effective date of the Registration Statement until the Company shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to the undersigned at (954) 847-2285 or, in his absence, to Kristin Ives, Esquire, of Stradley Ronon Stevens & Young, LLP, at (215) 564-8037.

Very truly yours,

TEMPLETON FUNDS

/s/ROBERT C. ROSSELOT

ROBERT C. ROSSELOT

Secretary and Vice President

Enclosures